Earnings (Loss) Per Share - Additional Information (Detail)	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2013 Common Stock Class A	Mar. 31, 2012 Common Stock Class A	Dec. 31, 2012 Common Stock Class A	Dec. 31, 2011 Common Stock Class A	Dec. 31, 2012 Common Stock Class A Dilutive Stock Options [Member]	Dec. 31, 2011 Common Stock Class A Dilutive Stock Options [Member]	Dec. 31, 2010 Common Stock Class A Dilutive Stock Options [Member]	Mar. 31, 2013 Common Stock Class L	Dec. 31, 2012 Common Stock Class L	Dec. 31, 2012 Common Stock Class L Dilutive Stock Options [Member]	Dec. 31, 2011 Common Stock Class L Dilutive Stock Options [Member]	Dec. 31, 2010 Common Stock Class L Dilutive Stock Options [Member]
Earnings Per Share [Line Items]
Options to Purchase Common Stock Shares Outstanding			557,464	715,321	600,000	800,000	700,000		122,077	126,658	23,191	23,719
Rate of return for stockholders								10.00%	10.00%
Options To Purchase Common Stock Shares Outstanding	5,200,000	700,000